Interest-bearing loans and borrowings - Convertible Debt (Details)			2 Months Ended	12 Months Ended
	Apr. 27, 2016 USD ($) $ / shares	Apr. 14, 2015 € / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Oct. 30, 2017 $ / shares	May 09, 2017 USD ($) shares	May 12, 2016 USD ($)	Apr. 14, 2016 USD ($)	Apr. 14, 2015 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative				$ 0	$ (1,583,000)	$ (2,036,000)
Convertible debt amendments			$ 322,000	$ 322,000	$ 0	$ 0
Shares issued (in shares) | shares			80,024,707	80,024,707	75,030,078	59,166,741
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest rate			7.00%	7.00%
2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Total funding											$ 12,000,000
Conversion ratio		0.5405405
Conversion price (in dollars per share) | (per share)		€ 0.02					$ 2.25				$ 1.85
Debt term		3 years
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Total funding	$ 7,160,000.00							$ 160,000
Accrued interest								$ 11,594
Conversion price (in dollars per share) | $ / shares	$ 2.7126
Debt term	3 years
Shares issued (in shares) | shares								63,258
Market approach | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability					24.26%
Market approach | 2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability				25.69%
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities						$ 6,091,000				$ 8,324,000	$ 4,055,000
Adjustments for increase (decrease) in derivative financial liabilities					$ (2,233,000)
Change in the fair value of convertible debt embedded derivative					1,298,000	2,036,000
Decrease in borrowings					1,103,000	1,994,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2015 convertible notes following term extension
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative						$ 2,120,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities	$ 2,597,000								$ 1,947,000
Adjustments for increase (decrease) in derivative financial liabilities					$ 650,000